EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LOSS PER SHARE
EARNINGS (LOSS) PER SHARE

6. LOSS PER SHARE

The following table sets forth the computation of basic and fully diluted loss per share for the three and months ended September 30, 2021 and 2020 (stated in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net income (loss)	$91	$(977)	$(2,447)	$(14,711)
Basic weighted average common stock outstanding	11,838,032	6,988,058	11,528,371	6,968,728
Basic income (loss) per share	$0.01	$(0.14)	$(0.21)	$(2.11)
Net income (loss)	$91	$(977)	$(2,447)	$(14,711)
Basic weighted average common shares outstanding	11,838,032	6,988,058	11,528,371	6,968,728
Dilutive effect of stock options and warrants	3,886,071	—	—	—
Dilutive weighted average common stock outstanding	15,724,103	6,988,058	11,528,371	6,968,728
Diluted income (loss) per share	$0.01	$(0.14)	$(0.21)	$(2.11)

Basic net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed using the treasury stock method to calculate the weighted average number of shares of common stock and, if dilutive, potential shares of common stock outstanding during the period. Potential dilutive shares of common stock include incremental shares of common stock issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period.

Stock options, exercisable, to purchase 227,893 shares of common stock and warrants to purchase 462,068 shares of common stock were outstanding at September 30, 2021 that were not included in the computation of diluted weighted average common stock outstanding because their effect would have been anti-dilutive.

10. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and fully diluted income per common share for the years ended December 31, 2020 and 2019 (stated in thousands, except per share amounts):

	Years Ended December 31,
	2020	2019
Net income (loss)	$(15,036)	$2,716
Basic weighted average common shares outstanding	36,233,127	34,402,607
Basic earnings (loss)per common share	$(0.41)	$0.08
Net income (loss)	$(15,036)	$2,716
Basic weighted average common shares outstanding	36,233,127	34,402,607
Dilutive effect of stock options, warrants, and performance shares	—	7,510,000
Dilutive weighted average common shares outstanding	36,233,127	41,912,607
Diluted earnings loss) per common share	$(0.41)	$0.06

Basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the treasury stock method to calculate the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential dilutive common shares include incremental common shares issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period.

Stock options to purchase 3,743,000 common shares and warrants to purchase 18,325,028 common shares were outstanding at December 31, 2020 that were not included in the computation of diluted weighted average common shares outstanding because their effect would have been anti-dilutive.